Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Diluted Net Income (Loss) Per Shares

The following table sets forth the number of potential Common Shares that have been excluded from diluted net income (loss) per because their effect was anti-dilutive:

	As of March 31,
	2025	2024
Options	61,864	33,924
Warrants	509,580	660,204
	571,444	694,128

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income (loss) per because their effect was anti-dilutive:

	Year ended June 30,
	2024	2023
Options	33,722	5,132
Warrants	509,580	175,803
	543,302	180,935

Schedule of Concentration of Customers

The following tables summarizes the information about the Company’s concentration of customers:

	Customer A	Customer B	Customer C	Customer D	Customer E

Three Months Ended March 31, 2025
Revenues, customer concentration risk	25%	37%	* %	* %	*	%

Three Months Ended March 31, 2024™
Revenues, customer concentration risk	16%	21%	29%	16%	10%

Nine Months Ended March 31, 2025
Revenues, customer concentration risk	27%	29%	11%	* %	*	%

Nine Months Ended March 31, 2024
Revenues, customer concentration risk	* %	16%	39%	15%	10%

As of March 31, 2025
Accounts receivable, customer concentration risk	34%	47%	* %	14%	*	%

As of June 30, 2024
Accounts receivable, customer concentration risk	32%	20%	15%	15%	14%

*	Less than 10%.